Employee Retirement plans (Details 2) $ in Thousands	Dec. 31, 2014 USD ($)
Employee Retirement Plans [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2015	$ 55
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2016	0
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2017	0
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2018	0
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2019	12
Defined Benefit Plan, Expected Future Benefit Payments, Next 5 Years	$ 150